INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Current	$ (93)	(589)	(6,991)	(4,046)
Deferred	(201)	(1,273)	(6,739)	(5,273)
Income tax expense	$ (294)	(1,862)	(13,730)	(9,319)